Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 3,822,339	$ 523,658	¥ 5,192,127	¥ 4,403,915
Amounts due from related parties	499,524	68,435	393,891
Short-term Investments	1,274,609	174,621	379,456
Other current assets	226,965	31,091	206,250
Total current assets	6,474,731	887,032	7,117,056
Investments in subsidiaries and VIEs	1,373,156	188,122	1,526,544
Long-term investments measured at fair value	703,246		666,867
Other non-current assets	137,291	18,809	178,582
Total assets	11,778,845	1,613,694	12,685,378
Current liabilities
Contingent liabilities	476,100	65,200	482,802		¥ 530,400	$ 81,300
Other current liabilities	404,288	55,387	681,802
Total current liabilities	1,429,276	195,809	1,891,218
Other non-current liabilities	15,011	2,056	27,660
Total liabilities	1,766,105	241,954	2,257,815
Shareholders' equity
Ordinary shares (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023 and 1,000,000,000 ordinary shares authorized, 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024	113	15	110
Treasury Stock	53,345	7,308
Additional paid-in capital	3,907,992	535,393	3,798,662
Retained earnings	5,904,540	808,919	6,436,946
Accumulated other comprehensive income	186,548	25,557	74,616
Total shareholders' equity	9,945,848	1,362,576	10,310,334
Total liabilities and shareholders' equity	11,778,845	1,613,694	12,685,378
Parent company
Current assets
Cash and cash equivalents	531,260	72,782	826,080
Amounts due from related parties	871	119	847
Short-term Investments	284,673	39,000
Other current assets	10,775	1,476	20,969
Total current assets	827,579	113,377	847,896
Investments in subsidiaries and VIEs	10,370,171	1,420,708	10,530,683
Investments in affiliates	330,324	45,254	363,423
Other non-current assets	766	105	745
Total assets	11,528,840	1,579,444	11,742,747
Current liabilities
Contingent liabilities	476,107	65,226	482,802
Other current liabilities	17,499	2,397	15,432
Total liabilities	1,582,992	216,868	1,432,413
Shareholders' equity
Ordinary shares (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023 and 1,000,000,000 ordinary shares authorized, 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024	113	15	110
Treasury Stock	(53,345)	(7,308)
Additional paid-in capital	3,907,992	535,393	3,798,662
Retained earnings	5,904,540	808,919	6,436,946
Accumulated other comprehensive income	186,548	25,557	74,616
Total shareholders' equity	9,945,848	1,362,576	10,310,334
Total liabilities and shareholders' equity	11,528,840	1,579,444	11,742,747
Parent company | Subsidiaries and VIEs
Current liabilities
Other current liabilities	¥ 1,089,386	$ 149,245	¥ 934,179